Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Consolidated Statements of Income and Comprehensive Income	Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended December 31, 2023, 2022 and 2021 as follows:
	2023	2022	2021
Income before taxes excluded the amounts of loss incurring entities	$2,246,230	$3,887,240	$3,786,691
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$312,965	$583,086	568,005
Tax effect of R&D expenses deduction	(148,687)	(139,840)	(148,033)
Tax effect of accumulated loss	(4,425)	(18,166)	(23,132)
Tax effect of non-deductible expenses	33,393	12,692	11,424
Tax refund from prior years	-	-	(106,348)
Income tax expenses	$193,246	$437,771	$301,916

Schedule of Income Taxes	Income taxes for the years ended December 31, 2023, 2022 and 2021 are attributed to the Company’s continuing operations in China and consisted of:
	2023	2022	2021
Current income tax	$193,246	$437,771	$332,549
Deferred income tax	-	-	(30,633)
Total income tax expense	$193,246	$437,771	$301,916

Schedule of Deferred Tax Assets	The deferred tax assets consisted of the following as of December 31, 2023, 2022 and 2021:
	As of December 31,
	2023	2022	2021
Deferred tax assets:
Opening balance	$(33,490)	$(36,247)	$(5,116)
Accumulated loss	-	-	(23,132)
Bad debt	-	-	(397)
Obsolete inventory	-	-	(7,104)
Effect of exchange rate	956	2,757	(498)
Total	$(32,534)	$(33,490)	$(36,247)